Annual Fund Operating Expenses	Jun. 22, 2026
Defiance Nasdaq 100 Autocallable Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.02%	[1],[2]
Expenses (as a percentage of Assets)	0.68%	[1]
Defiance Bitcoin Autocallable ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[3]
Distribution and Service (12b-1) Fees	0.00%	[3]
Other Expenses (as a percentage of Assets):	0.02%	[3],[4]
Expenses (as a percentage of Assets)	1.01%	[3]
Defiance Gold Autocallable ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[5]
Distribution and Service (12b-1) Fees	0.00%	[5]
Other Expenses (as a percentage of Assets):	0.02%	[5],[6]
Expenses (as a percentage of Assets)	1.01%	[5]
Defiance Silver Autocallable ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[7]
Distribution and Service (12b-1) Fees	0.00%	[7]
Other Expenses (as a percentage of Assets):	0.02%	[7],[8]
Expenses (as a percentage of Assets)	1.01%	[7]

[1]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory fees and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[2]	Based on estimated amounts for the current fiscal year.
[3]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory fees and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[4]	Based on estimated amounts for the current fiscal year.
[5]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory fees and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[6]	Based on estimated amounts for the current fiscal year.
[7]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory fees and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[8]	Based on estimated amounts for the current fiscal year.